DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Corporate History

1606 Corp. (“1606” or the “Company”) was formed in February 2021 and was a division of Singlepoint Inc. (“Singlepoint”) until April 2021, when Singlepoint spun off 1606, whereby each holder of common stock and Class A preferred stock of Singlepoint received one share of unregistered and restricted common stock or Class A Preferred Stock of the Company for each such shared owned of Singlepoint.

Business

1606 Corp. is an early-stage sales marketing company focused on the domestic hemp cigarette (aka “pre-roll”) market. The Company currently sells its hemp products through individual online sales.

Going Concern

The financial statements have been prepared assuming the Company will continue as a going concern. As of March 31, 2023, the Company has yet to achieve significant profitable operations and is dependent on its ability to raise capital from stockholders or other sources to sustain operations and to ultimately achieve viable operations. The financial statements do not include any adjustments that might result from the outcome of these uncertainties. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue in existence is dependent on its ability to develop its business and to achieve profitable operations. Since the Company does not anticipate achieving profitable operations and/or adequate cash flows in the near term, management will continue to pursue additional equity financing through private placements of the Company’s common stock.

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Corporate History

1606 Corp. (“1606” or the “Company”) was formed in February 2021 and was a division of Singlepoint Inc. (“Singlepoint”) until April 2021, when Singlepoint spun off 1606, whereby each holder of common stock and Class A preferred stock of Singlepoint received one share of unregistered and restricted common stock or Class A Preferred Stock of the Company for each such shared owned of Singlepoint.

Business

1606 Corp. is an early-stage sales marketing company focused on the domestic hemp cigarette (aka “pre-roll”) market. The Company currently sells its hemp products through individual online sales.

Going Concern

The financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2022, the Company has yet to achieve significant profitable operations and is dependent on its ability to raise capital from stockholders or other sources to sustain operations and to ultimately achieve viable operations. The financial statements do not include any adjustments that might result from the outcome of these uncertainties. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue in existence is dependent on its ability to develop its business and achieve profitable operations. Since the Company does not anticipate achieving profitable operations and/or adequate cash flows in the near term, management will continue to pursue additional equity financing through private placements of the Company’s common stock.